SENIOR CONVERTIBLE NOTES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Senior Convertible Notes [Line Items]
Balance, Beginning	$ 53,391	$ 45,230	$ 39,283
Amortization of the beneficial conversion feature	71,561	8,161	5,942
Make whole fundamental change		0	5
Partial conversion of the convertible senior notes	(124,900)
Balance, Ending	$ 52	$ 53,391	$ 45,230